Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward, and retain our executive officers. Our program aligns executive pay with shareholder interests and links pay to performance through a blend of short-term and long-term incentive compensation. In 2023, at-risk compensation made up 94% of our Chief Executive Officer’s target total direct compensation and 90% of our Chief Financial Officer’s target total direct compensation. This high utilization of incentive compensation results in higher total realized pay when our Company delivers successful performance in a year, which is often, though not always, reflected in the performance of our stock price. Conversely, failure to deliver positive results leads to lower realized pay, including the possibility that some awards, particularly our stock option awards, do not deliver any value at the end of their performance period.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Loss Attributable to Common Stockholders of BridgeBio(7)	Company- Selected Measure (Revenue)(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$12,158,626	$70,060,160	$6,651,996	$29,070,865	$115	$119	($643,202,000)	$9,303,000
2022	$6,674,437	($11,343,340)	$2,957,392	($783,731)	$22	$114	($481,183,000)	$77,648,000
2021	$25,626,959	($132,750,009)	$8,677,297	(23,115,955)	$48	$126	($562,539,000)	$69,716,000
2020	$10,054,909	$151,056,692	$4,762,662	$18,433,250	$203	$126	($448,724,000)	$8,249,000
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Kumar (our “PEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – 2023 Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kumar’s total compensation for 2023 to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$12,158,626	$10,623,786	$68,525,320	$70,060,160
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2023 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2023	$32,814,198	$17,606,779	$4,434,844	$13,669,499	$0	$0	$68,525,320
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Dr. Kumar, who has served as our PEO since our Company’s founding in April 2015) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. For 2023, the average “compensation actually paid” to our NEOs (excluding our PEO) comprised the compensation of Dr. Stephenson, our CFO.

(4)
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our CFO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our CFO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2023 to determine the executive compensation actually paid, using the same methodology described above in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table(a)	Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$6,651,996	$5,500,756	$27,919,625	$29,070,865
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2023 are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year as of End of Covered Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Average Fair Value at End of the Prior Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Average Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Average Equity Award Adjustments
2023	$16,990,491	$4,935,594	$2,296,241	$3,697,299	$0	$0	$27,919,625
Equity Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 0.03 years to 5.92 years, risk-free interest rate assumptions varied from 3.8% to 5.5% and the stock price volatility assumptions varied from 47.1% to 97.7% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted share unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) held by the other NEOs as a group (not applicable to the PEO) that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2019) by our share price at the beginning of the measurement period. Following SEC regulations, we calculated the cumulative TSR for 2023 as an average of the past 4 years (December 31, 2019 to December 31, 2023) assuming an initial investment of $100 on December 31, 2019. Our one-year total shareholder return for 2023 is greater than 400%.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

(7)
The dollar amounts reported represent the amount of net loss attributable to common stockholders of BridgeBio in our audited consolidated financial statements for each covered fiscal year included in our Annual Reports on Form 10-K filed with the SEC.

(8)	The dollar amounts represent our revenue, as reflected in our audited consolidated financial statements for each covered fiscal year included in our Annual Reports on Form 10-K filed with the SEC.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Kumar (our “PEO”) for each corresponding covered year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – 2023 Summary Compensation Table.”

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding Dr. Kumar, who has served as our PEO since our Company’s founding in April 2015) for each covered year in the “Total” column of the Summary Compensation Table for each applicable year. For 2023, the average “compensation actually paid” to our NEOs (excluding our PEO) comprised the compensation of Dr. Stephenson, our CFO.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 12,158,626	$ 6,674,437	$ 25,626,959	$ 10,054,909
PEO Actually Paid Compensation Amount	$ 70,060,160	(11,343,340)	(132,750,009)	151,056,692
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Kumar, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to Dr. Kumar during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Kumar’s total compensation for 2023 to determine the “compensation actually paid” to him for such fiscal year:

Year	Reported Summary Compensation Table Total for PEO	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2023	$12,158,626	$10,623,786	$68,525,320	$70,060,160
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. This number is being subtracted from the Summary Compensation Table Total.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2023 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Equity Award Adjustments
2023	$32,814,198	$17,606,779	$4,434,844	$13,669,499	$0	$0	$68,525,320
Equity Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 0.03 years to 5.92 years, risk-free interest rate assumptions varied from 3.8% to 5.5% and the stock price volatility assumptions varied from 47.1% to 97.7% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted share unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) held by the other NEOs as a group (not applicable to the PEO) that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 6,651,996	2,957,392	8,677,297	4,762,662
Non-PEO NEO Average Compensation Actually Paid Amount	$ 29,070,865	(783,731)	(23,115,955)	18,433,250
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our CFO, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our CFO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for 2023 to determine the executive compensation actually paid, using the same methodology described above in Note 4(b) below:

Year	Average Reported Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Grant Date Fair Value of Equity Awards Reported in Summary Compensation Table(a)	Equity Award Adjustments(b)	Average Compensation Actually Paid to Non-PEO Named Executive Officers
2023	$6,651,996	$5,500,756	$27,919,625	$29,070,865
(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) of the following: (i) the average year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the average change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the average fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the average change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the average fair value at the end of the prior fiscal year; and (vi) the average dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. The amounts deducted or added in calculating the equity award adjustments for 2023 are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year as of End of Covered Fiscal Year	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Average Fair Value at End of the Prior Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Average Dollar Value of Dividends or other Earnings Paid on Stock or Option Awards in Covered Fiscal Year not Otherwise Included in Total Compensation for Covered Fiscal Year	Total Average Equity Award Adjustments
2023	$16,990,491	$4,935,594	$2,296,241	$3,697,299	$0	$0	$27,919,625
Equity Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 0.03 years to 5.92 years, risk-free interest rate assumptions varied from 3.8% to 5.5% and the stock price volatility assumptions varied from 47.1% to 97.7% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted share unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) held by the other NEOs as a group (not applicable to the PEO) that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.

Equity Valuation Assumption Difference, Footnote
Equity Award Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year materially differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 0.03 years to 5.92 years, risk-free interest rate assumptions varied from 3.8% to 5.5% and the stock price volatility assumptions varied from 47.1% to 97.7% depending on the specific stock option the fair value of which was being recalculated. Time-based restricted share unit award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based restricted stock unit awards held by the PEO and NEOs as a group that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end and as of each vesting date. The valuation assumptions used to calculate the fair values of the restricted stock unit (“RSU”) held by the other NEOs as a group (not applicable to the PEO) that vested during or were outstanding as of the end of each covered fiscal year (including the probable outcome of any such awards subject to performance conditions) did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used several different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Dr. Kumar and Dr. Stephenson, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and our other NEOs is comprised of equity awards. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” in 2023, we set 94% of our PEO and 90% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders. The increase in our stock price that delivered a one-year total shareholder return of over 400% in 2023 also contributed significantly to the increase in the compensation actually paid to our PEO and our other NEOs in 2023 as compared to 2022.

Compensation Actually Paid vs. Net Income
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used several different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Dr. Kumar and Dr. Stephenson, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.
Compensation Actually Paid and Net Loss Attributable to Common Stockholders of BridgeBio
As reflected in the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) increased in 2023, while our net loss attributable to common stockholders of BridgeBio declined during that period. We do not use GAAP or non-GAAP net loss as a financial performance measure in our overall executive compensation program, so there is at best, only an indirect correlation between our net loss and our Board’s and Compensation Committee’s discretionary determination of NEO compensation based on the totality Company and individual performance. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” in 2023, we set 94% of our CEO and 90% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders.

Compensation Actually Paid vs. Company Selected Measure
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used several different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Dr. Kumar and Dr. Stephenson, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Dr. Kumar and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) increased in 2023, while our revenue declined during that period. As described above, our Board of Directors believes that it can responsibly discharge its duties by maintaining discretion to evaluate corporate performance at the close of the year based on the totality of the circumstances without reliance on rote calculations under set formulas. As such, while we consider numerous financial and non-financial performance measures for the purpose of evaluating the performance for our executive compensation program, we do not specifically align our performance measures with compensation that is actually paid to Dr. Kumar and other NEOs for a particular year. We do not use revenue as a financial performance measure in our overall executive compensation program, so there is at best, only an indirect correlation between our revenue and our Board’s and Compensation Committee’s discretionary determination of NEO compensation based on the totality of Company and individual performance. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” in 2023, we set 94% of our PEO and 90% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders.

Total Shareholder Return Vs Peer Group
Analysis of Information Presented in Pay-Versus-Performance Table
As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. While over the years we have used several different performance measures to align executive compensation with our performance, all of these performance measures are not presented in the Pay-Versus-Performance table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for Dr. Kumar and Dr. Stephenson, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between the information presented in the Pay-Versus-Performance Table.
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the amount of compensation actually paid to our PEO and the average amount of compensation actually paid to our other NEOs as a group (except Dr. Kumar) is generally aligned with our TSR over the period presented in the Pay-Versus-Performance Table. This alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our PEO and our other NEOs is comprised of equity awards. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” in 2023, we set 94% of our PEO and 90% of our CFO compensation, respectively, at risk in the form of performance-based bonuses and time-based equity awards to align the interests of our NEOs and stockholders. The increase in our stock price that delivered a one-year total shareholder return of over 400% in 2023 also contributed significantly to the increase in the compensation actually paid to our PEO and our other NEOs in 2023 as compared to 2022.

Tabular List, Table
Table of Performance Measures:
As discussed in greater detail in the “Executive Compensation – Compensation Discussion and Analysis,” the actual amount of bonus compensation that is earned by our NEOs is a discretionary determination made by the Board of Directors based on the recommendation of the Compensation Committee. Our short-and long-term incentive payouts consider the holistic caliber of our performance in areas such as research, clinical, and regulatory milestones versus defined financial performance measures. In aggregate, our performance in these areas drives our compensation structure, specifically the degree to which our NEOs are granted equity awards and earn cash bonuses.
While we consider numerous financial and non-financial performance measures for the purpose of evaluating performance for our executive compensation program, we do not specifically align our performance measures with compensation that is actually paid to Dr. Kumar and other NEOs for a particular year. As such, we are not required to disclose a tabular list of performance measures.

Total Shareholder Return Amount	$ 115	22	48	203
Peer Group Total Shareholder Return Amount	119	114	126	126
Net Income (Loss)	$ (643,202,000)	$ (481,183,000)	$ (562,539,000)	$ (448,724,000)
Company Selected Measure Amount	9,303,000	77,648,000	69,716,000	8,249,000
PEO Name	Dr. Kumar	Dr. Kumar	Dr. Kumar	Dr. Kumar
Additional 402(v) Disclosure
Pay Versus Performance: Conclusions
The Compensation Committee believes in “pay for performance” and has structured our compensation program to reward our executive officers when we are delivering strong results. As discussed in more detail in “2023 Business and Financial Highlights” the progress across our clinical programs and the efforts to strengthen our financial position enabled our company to deliver a one-year total shareholder return of greater than 400%. Consistent with our “pay for performance” philosophy, we continue to set executive compensation so that a significant portion is based on “at-risk” payments to maintain alignment between the interests of our executive officers and stockholders. Almost all compensation was “at risk” for our senior executives, including our NEOs.

Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	10 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	5 years 11 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	47.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	97.70%
Percentage of TSR Increase, Minimum	400.00%
PEO | Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,623,786)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,525,320
PEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,814,198
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,606,779
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,434,844
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,669,499
PEO | Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,500,756)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,919,625
Non-PEO NEO | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Fiscal Year as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,990,491
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years as of End of Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,935,594
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,296,241
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,697,299
Non-PEO NEO | Fair Value at End of Prior Fiscal Year of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dollar Value of Dividends or Other Earnings Paid on Stock or Option Awards in Covered Fiscal Year Prior to Vesting Date not Otherwise Included in Total Compensation for Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0